Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of estimated oil and natural gas proved reserves and technical volumes - (Detail) - Proved Reserves [Member]	Dec. 31, 2021 MMBbls	Dec. 31, 2021 Bcf	Dec. 31, 2021 bbl	Dec. 31, 2020 MMBbls	Dec. 31, 2020 Bcf	Dec. 31, 2020 bbl		Dec. 31, 2019 MMBbls Bcf bbl		Dec. 31, 2018 bbl MMBbls
Mexico [member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	0.3			0.2				0.1
PROVED Undeveloped	3.0			0.0				0.1
Total proved reserves (developed and undeveloped)	3.3			0.2				0.2
Mexico [member] | Consumption plus Natural Gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf		0.2			0.7			0.7
PROVED Undeveloped | Bcf		6.0			0.0			0.1
Total proved reserves (developed and undeveloped) | Bcf		6.2			0.7			0.8
Mexico [member] | Consumption plus Natural Gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	0.0			0.1				0.2
PROVED Undeveloped	1.1			0.0				0.0
Total proved reserves (developed and undeveloped)	1.1			0.1				0.2
Argentina [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	48.2		143.3	37.6		99.4		30.2
PROVED Undeveloped	95.1			61.8				40.6
Total proved reserves (developed and undeveloped)	143.3					99.4	[1]	70.8	[1]	34.2
Argentina [Member] | Consumption plus Natural Gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed		90.8	190.2		86.1	160.0		108.0
PROVED Undeveloped | Bcf		99.4			73.9			64.0
Total proved reserves (developed and undeveloped)		190.2				160.0	[2]	172.0	[2]	131.6
Argentina [Member] | Consumption plus Natural Gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	16.2		33.9	15.3		28.4		19.2
PROVED Undeveloped	17.7			13.1				11.4
Total proved reserves (developed and undeveloped)	33.9					28.4		30.6		23.4

[1]	It refers to crude oil, condensate, and LNG.
[2]	Natural gas consumption stood at 13.5% as of December 31, 2020.